Material Related Party Transactions - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Loans from related party	¥ 51,180	¥ 54,417	[1]
Interest expense paid	1,840	1,891		¥ 1,628
Other flight equipment [member]
Disclosure of transactions between related parties [line items]
Capital commitments	0	291
Southern Airlines Group Finance Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Loans from related party	76	758
Interest expense paid	¥ 9	¥ 18
Interest rate range	4.28% to 4.35%	3.92% to 4.51%
Interest income received on deposits	¥ 40	¥ 80
Southern Airlines Group Finance Co., Ltd [member] | CSAH [member]
Disclosure of transactions between related parties [line items]
Loans from related party	5,520	500
Interest expense paid	¥ 86	¥ 10
Percentage of benchmark interest rate	90.00%
Interest rate	3.92%	3.92%
CSAH and its affiliates [member] | Land and buildings [member]
Disclosure of transactions between related parties [line items]
Capital commitments		¥ 665
CSAH and its affiliates [member] | Owned and finance leased aircraft [member]
Disclosure of transactions between related parties [line items]
Capital commitments		78
CSAH and its affiliates [member] | CSAH [member]
Disclosure of transactions between related parties [line items]
Loans from related party	¥ 5,520	¥ 500

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).